Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2019	2018
Contracts with customers (CHF million)
Investment and portfolio management	3,438	3,582
Other securities business	63	48
Underwriting	1,564	1,718
Brokerage	2,891	2,829
Other services	1,521	1,902
Total revenues from contracts with customers	9,477	10,079

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of / in	2019	2018
Contract balances (CHF million)
Contract receivables	880	791
Contract liabilities	53	56
Contract balances
in	4Q19	3Q19	2Q19	1Q19
Revenue recognized (CHF million)
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	14	19	10	7